UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

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                                   FORM N-PX

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                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    MADISON HARBOR BALANCED STRATEGIES, INC.

                  INVESTMENT COMPANY ACT FILE NUMBER: 811-21479

                    MADISON HARBOR BALANCED STRATEGIES, INC.
               (Exact name of registrant as specified in charter)

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                             The Chrysler Building
                              405 Lexington Avenue
                                  47(th) Floor
                               New York, NY 10174
                                 1-212-380-5500
                    (Address of principal executive offices)

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                    Madison Harbor Balanced Strategies, Inc.
                    Edward M. Casal, Chief Executive Officer
                             The Chrysler Building
                      405 Lexington Avenue - 47(th) Floor
                               New York, NY 10174
                                 1-212-380-5500
                    (Name and address of agent for service)

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                       DATE OF FISCAL YEAR END: MARCH 31

            DATE OF REPORTING PERIOD: JULY 1, 2009 TO JUNE 30, 2010

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
NAME OF ISSUER:                                                          RREEF AMERICA REIT III, INC.
EXCHANGE TICKER/CUSIP: N/A
MEETING DATE: DECEMBER 17, 2009
                                                                                 MANAGEMENT
                             PROPOSAL CAST                           SPONSOR   RECOMMENDATION        VOTE
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Amendment to the Articles of Incorporation eliminating the           Issuer          For           Yes - For
Corporation's leverage limitation.

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Harbor Balanced Strategies, Inc.

/s/ Edward M. Casal

Chief Executive

Officer Date: August 11, 2010